Risk Management - Summary of Sensitivity Analysis for Interest Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Increase (decrease) of profit before income tax
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase		₩ (151,549)	₩ (142,237)
1% Decrease		151,549	142,237
Increase (decrease) of shareholder's equity
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase	[1]	(151,549)	(142,237)
1% Decrease	[1]	₩ 151,549	₩ 142,237

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.